Employment Costs (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employment Costs
Salaries and benefits	$ 15,648	$ 17,168
Share-based payments	$ 3,970	$ 4,734